DEFERRED REVENUE (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
SCHEDULE OF DEFERRED REVENUE

Changes in deferred revenue for the six months ended June 30, 2024 were as follows:

Deferred revenue as of December 31, 2023	$1,779,794
Amounts deferred during the period	2,899,913
Revenue recognized from amounts included in the deferred revenue beginning balance	(841,375)
Revenue from current period sales	(2,738,866)
Deferred revenue as of June 30, 2024	$1,099,466

Changes in deferred revenue for the year ended December 31, 2023 were as follows:

Deferred revenue as of December 31, 2022	$933,361
Amounts deferred during the year	3,695,476
Revenue recognized from amounts included in the deferred revenue beginning balance	(933,361)
Revenue from current year sales	(1,915,682)
Deferred revenue as of December 31, 2023	$1,779,794